Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
24. Subsequent Events
The Company evaluated subsequent events from the date of the consolidated balance sheets of December 31, 2023 through the date of the release of financial statements, and has determined that, there have been no subsequent events that require recognition or disclosure in the consolidated financial statements, except as described in Note 1, Note 6, and as follows:
Convertible Note Interest—In February 2024, the Company made a cash payment in the amount of $2.5 million, representing interest expense from the issuance of the Convertible Note through February 15, 2024.
Minimum Bid Price Notice—The Company received approval on March 7, 2024, to transfer the listing of the Company’s Class A Common Stock from the Nasdaq Global Market to the Nasdaq Capital Market. The Company’s securities were transferred to the Nasdaq Capital Market on March 13, 2024 and continue to trade under the symbol “BETR.” The Company’s warrants, which are exercisable for one share of Class A Common Stock at an exercise price of $11.50, continue to trade on the Nasdaq Capital Market under the symbol “BETRW.”
As a result of the transfer, the Company is eligible to request an additional 180-day compliance period, or until October 6, 2024, to regain compliance with the Bid Price Rule. The Company applied for such additional 180-day compliance period on March 11, 2024 and has provided Nasdaq with written notice of its intention to cure the deficiency. Should Nasdaq grant an additional compliance period, the minimum bid price per share of the Class A Common Stock must be at least $1.00 for at least ten consecutive business days during such additional 180-day compliance period in order to regain compliance with the Bid Price Rule.
The Company will continue to monitor the closing bid price of Class A Common Stock and seek to regain compliance with all applicable Nasdaq requirements within the allotted compliance periods. The Company is evaluating options for regaining compliance with the Minimum Bid Rule, including seeking stockholder approval to declare and effect one or more reverse stock splits.